Offerings	Nov. 01, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.50 par value
Amount Registered | shares	299,993
Proposed Maximum Offering Price per Unit	472.09
Maximum Aggregate Offering Price	$ 141,623,695.37
Fee Rate	0.01531%
Amount of Registration Fee	$ 21,682.59
Offering Note
(1)
This prospectus supplement relates to the offer by Watsco, Inc., a Florida corporation (the “
registrant
”), of (i) 299,993 shares of the Company’s Common stock, par value $0.50 per share (the “
Common stock
”) and (ii) 286,609 shares of the Company’s Class B common stock, par value $0.50 per share (the “
Class
 B common stock
”, and together with the Common stock, the “
common stock
”) in connection with the Watsco, Inc. Dividend Reinvestment Plan. In accordance with Rule 416 under the Securities Act of 1933, as amended (the “
Securities Act
”), the registrant’s Registration Statement on
Form S-3
(File No. 333-282975)
(the “
Registration Statement
”) shall be deemed to cover any additional shares of common stock to be offered or issued from stock splits, stock dividends, recapitalizations, or similar transactions with respect to the common stock being registered.

(2)
Estimated solely for the purpose of calculating the registration fee pursuant
to Rule 457(c) under the Securities Act, on the basis of the average of the high and low prices for a share of the Common stock on October 31, 2024, as reported on the New York Stock Exchange.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B common stock, $0.50 par value
Amount Registered | shares	286,609
Proposed Maximum Offering Price per Unit	470.9
Maximum Aggregate Offering Price	$ 134,964,178.1
Fee Rate	0.01531%
Amount of Registration Fee	$ 20,663.02
Offering Note
(1)
This prospectus supplement relates to the offer by Watsco, Inc., a Florida corporation (the “
registrant
”), of (i) 299,993 shares of the Company’s Common stock, par value $0.50 per share (the “
Common stock
”) and (ii) 286,609 shares of the Company’s Class B common stock, par value $0.50 per share (the “
Class
 B common stock
”, and together with the Common stock, the “
common stock
”) in connection with the Watsco, Inc. Dividend Reinvestment Plan. In accordance with Rule 416 under the Securities Act of 1933, as amended (the “
Securities Act
”), the registrant’s Registration Statement on
Form S-3
(File No. 333-282975)
(the “
Registration Statement
”) shall be deemed to cover any additional shares of common stock to be offered or issued from stock splits, stock dividends, recapitalizations, or similar transactions with respect to the common stock being registered.

(3)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, on the basis of the average of the high and low prices for a share of the Class B common stock on October 31, 2024, as reported on the New York Stock Exchange.

(4)	Calculated in accordance with Rules 456(b) and 457(r) under the Securities Act. Represents payment of registration fees previously deferred in connection with the Registration Statement paid herewith.

Offering: 3
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock, $0.50 par value
Carry Forward Form Type	S-3
Carry Forward File Number	333-260758
Carry Forward Initial Effective Date	Nov. 04, 2021
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 18,964.24
Amount of Securities Received | shares	299,993
Value of Securities Received	$ 128,484,001.97
Offering: 4
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class B Common stock, $0.50 par value
Carry Forward Form Type	S-3
Carry Forward File Number	333-260758
Carry Forward Initial Effective Date	Nov. 04, 2021
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 18,163
Amount of Securities Received | shares	286,609
Value of Securities Received	$ 123,055,574.15